Note 08 - Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income [Abstract]
Net gains (losses) on disposal of loans		€ (13)	€ 3	€ (4)
Insurance premiums		3	3	3
Net income (loss) from hedge relationships qualifying for hedge accounting		(214)	(635)	(497)
Remaining other income (loss)	[1]	161	(40)	712
Total other income (loss)		€ (61)	€ (668)	€ 215

[1]	Includes net gains (losses) of EUR(59)million, EUR4million and EUR141million for the years ended December31, 2020, 2019 and 2018, respectively, that are related to non-current assets and disposal groups held for sale.